RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Director remuneration	$ 233	$ 128
Officer & key management remuneration	2,508	1,958
Share-based payments	$ 10,917	$ 3,268